SUBSEQUENT EVENTS (Details)								1 Months Ended	12 Months Ended
	Feb. 13, 2023 USD ($)	Feb. 13, 2023 CAD ($)	Feb. 02, 2023 USD ($)	Feb. 02, 2023 CAD ($)	Jan. 17, 2023 USD ($) $ / shares shares	Dec. 16, 2022 $ / shares shares	May 06, 2021 USD ($)	Jan. 17, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Sale of stock, price per share (in dollars per share) | $ / shares									$ 3.74
Gross consideration for shares sold							$ 200,402,000		$ 31,247,688
Proceeds from the issuance of shares through the December 2022 Offering - Common Shares									27,264,038	$ 0
Repayment of long-term debt and other debts									422,423	$ 41,611,760
Over-Allotment Option
Disclosure of non-adjusting events after reporting period [line items]
Issuance of shares though "at-the-market" equity program (in shares) | shares						2,952,755
Sale of stock, price per share (in dollars per share) | $ / shares						$ 2.54
Gross consideration for shares sold									30,086,806
Proceeds from the issuance of shares through the December 2022 Offering - Common Shares									$ 27,264,038
Major ordinary share transactions | Over-Allotment Option
Disclosure of non-adjusting events after reporting period [line items]
Issuance of shares though "at-the-market" equity program (in shares) | shares					2,952,755
Sale of stock, price per share (in dollars per share) | $ / shares					$ 2.54			$ 2.54
Gross consideration for shares sold					$ 7,499,998			$ 494,215
Proceeds from the issuance of shares through the December 2022 Offering - Common Shares					$ 7,005,783
Major purchases of assets
Disclosure of non-adjusting events after reporting period [line items]
Purchase price			$ 21,033,654	$ 28,000,000
Lease term			20 years	20 years
Repayment of long-term debt and other debts	$ 22,483,699	$ 30,000,000